STOCKHOLDERS EQUITY - Assumptions used valuing the warrants include (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rate (annual)	0.27%	0.25%
Expected volatility	103.00%	106.00%
Expected term	2 years	2 years
Expected dividend yield	$ 0	$ 0
Preferred Warrants
Risk-free interest rate (annual)	0.88%
Expected volatility	110.00%
Expected term	5 years
Expected dividend yield
Warrant [Member]
Risk-free interest rate (annual)	0.27%
Expected volatility	112.00%
Expected term	2 years
Expected dividend yield